Trade and Other Payables	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other payables [text block] [Abstract]
Trade and other payables

NOTE 16: Trade and other payables

Trade accounts payable

Thousands of $ For the years ended December 31	2021	2020
Trade accounts payable	3,192	2,903
Accruals for invoices to be received	4,263	2,417
Total trade accounts payable	7,455	5,320

Other current liabilities

Thousands of $ For the years ended December 31	2021	2020
Payroll	2,703	2,539
Other accruals	32	678
Total other current liabilities	2,735	3,217

In April 2020, the Company also received funding from the U.S. department of Health & Human Services (HHS) of $659,000. At December 31, 2020, as part of the requirements of IAS 20, the Company was still assessing its ability to comply with the terms and conditions related to the HHS grant and was unable to recognize the grant in the income statement. During 2021, the Company recognized the grant in the income statement under other operating income (refer to Note 6 for further details).